UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                     Cupertino, CA                      7/14/2008
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           111
                                         ------------
Form 13F Information Table Value Total:  $131,977,689
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Company                     COM              604059105   410581    5900 SH       Sole               5900      0    0
AT&T Corp.                     COM              001957109  2102256   62400 SH       Sole              62400      0    0
Adobe Systems                  COM              0072f1019   236340    6000 SH       Sole               6000      0    0
Advanced Micro Devices         COM              007903107    75790   13000 SH       Sole              13000      0    0
Allstate Corp.                 COM              020002101  1189899   26100 SH       Sole              26100      0    0
American International Group   COM              026874107  1902474   71900 SH       Sole              71900      0    0
Amgen                          COM              031162100  2103336   44600 SH       Sole              44600      0    0
Apollo Group                   COM              037604105   212448    4800 SH       Sole               4800      0    0
Apple Computer Inc.            COM              049392103   418600    2500 SH       Sole               2500      0    0
Approach Resources             COM              03834a103   401850   15000 SH       Sole              15000      0    0
Bank of America Corp           COM              066050105  3532760  148000 SH       Sole             148000      0    0
Berkshire Hathaway Cl B        COM              084670207  1548632     386 SH       Sole                386      0    0
Boeing Co.                     COM              097023105   328600    5000 SH       Sole               5000      0    0
Boyd Gaming Corp               COM              103304101   172072   13700 SH       Sole              13700      0    0
Bristol Myers                  COM              09247u107  1432994   69800 SH       Sole              69800      0    0
Chesapeake Energy              COM              165167107   844288   12800 SH       Sole              12800      0    0
ChevronTexaco                  COM              166741009  6825100   68850 SH       Sole              68850      0    0
Cisco Systems Inc.             COM              17275r102  2374846  102100 SH       Sole             102100      0    0
Citigroup Inc.                 COM              173034109  2412602  143950 SH       Sole             143950      0    0
Clorox Co.                     COM              189054109   417600    8000 SH       Sole               8000      0    0
Comcast Cl A                   COM              20030N101   275065   14500 SH       Sole              14500      0    0
ConocoPhillips                 COM              20825c104  6049455   64090 SH       Sole              64090      0    0
Consol Energy                  COM              20854P109  2056371   18300 SH       Sole              18300      0    0
Consolidated Edison            COM              209115104  1069111   27350 SH       Sole              27350      0    0
Crosstex Energy                COM              22765Y104   512968   14800 SH       Sole              14800      0    0
D R Horton Inc                 COM              23331a109   729662   67250 SH       Sole              67250      0    0
Dell Computer                  COM              247025109   770176   35200 SH       Sole              35200      0    0
DirecTV Group                  COM              25459L106   207280    8000 SH       Sole               8000      0    0
Double-Take Software           COM              258598101   222588   16200 SH       Sole              16200      0    0
Drew Industries                COM              26168L205   614075   38500 SH       Sole              38500      0    0
Duke Realty Invts              COM              264411505   215520    9600 SH       Sole               9600      0    0
Energy Select SPDR             COM              81369y506   212352    2400 SH       Sole               2400      0    0
Exxon Mobil Corp               COM              30231g102  2928295   33227 SH       Sole              33227      0    0
Farmers & Merchants Bank Of    COM              308035104  1041600     217 SH       Sole                217      0    0
Long Beach
Fed Ex Corp                    COM              31428x106   606683    7700 SH       Sole               7700      0    0
Fidelity National Financial    COM              31620R105  1673481  132816 SH       Sole             132816      0    0
Freddie Mac Voting Shs         COM              313400301   293560   17900 SH       Sole              17900      0    0
Garmin Ltd.                    COM              g37260109  1173816   27400 SH       Sole              27400      0    0
General Dynamics Corp.         COM              369550108  1570751   18655 SH       Sole              18655      0    0
General Electric Co.           COM              369604103  3756350  140740 SH       Sole             140740      0    0
Genworth Financial             COM              7247D1061   479089   26900 SH       Sole              26900      0    0
GeoPetro Resources Company     COM              37248h304   120300   30000 SH       Sole              30000      0    0
Goldman Sachs                  COM              38141g104   262350    1500 SH       Sole               1500      0    0
Google, Inc.                   COM              38259p508   263210     500 SH       Sole                500      0    0
Healthcare Realty Trust        COM              421946104   527694   22200 SH       Sole              22200      0    0
Heinz H J Co                   COM              423074103  1117297   23350 SH       Sole              23350      0    0
Hewlett-Packard Company        COM              428236103   530520   12000 SH       Sole              12000      0    0
Home Depot Inc.                COM              437076102  2591423  110650 SH       Sole             110650      0    0
IBM Corp                       COM              459200101  4742385   40010 SH       Sole              40010      0    0
Integrys Energy Group Plc      COM              45822P105  1045720   20572 SH       Sole              20572      0    0
Intel Corp                     COM              458140100  3720336  173200 SH       Sole             173200      0    0
Johnson & Johnson              COM              478160104  5623316   87400 SH       Sole              87400      0    0
Johnson Controls               COM              478366107  1454076   50700 SH       Sole              50700      0    0
Lennar Corp                    COM              526057104   283820   23000 SH       Sole              23000      0    0
Liberty Media Hldy Cp Inter A  COM              53071M104   158670   10750 SH       Sole              10750      0    0
Liberty Media Series A         COM              53071m500  2189180   90350 SH       Sole              90350      0    0
Entertainment
Liberty Property Trust         COM              531172104   255255    7700 SH       Sole               7700      0    0
McDonalds Corp.                COM              580135101  2427579   43180 SH       Sole              43180      0    0
Merrill Lynch & Co.            COM              590188108   215628    6800 SH       Sole               6800      0    0
Microsoft Corp.                COM              594918104  4290184  155950 SH       Sole             155950      0    0
Motorola                       COM              620076109  1055492  143800 SH       Sole             143800      0    0
Nabors Industries              COM              g6359f103  4335932   88075 SH       Sole              88075      0    0
Natural Resource Partners L.P. COM              63900P103   533540   12950 SH       Sole              12950      0    0
Nokia Corp                     COM              654902204  2763600  112800 SH       Sole             112800      0    0
Nordstrom, Inc.                COM              655664100   593880   19600 SH       Sole              19600      0    0
Office Depot                   COM              676220106  1845578  168700 SH       Sole             168700      0    0
Pfizer Inc.                    COM              717081103  5256723  300900 SH       Sole             300900      0    0
Philip Morris International    COM              718172109   219785    4450 SH       Sole               4450      0    0
Inc.
Pulte Homes                    COM              746920107   276140   28675 SH       Sole              28675      0    0
Ross Stores Inc.               COM              778296103   319680    9000 SH       Sole               9000      0    0
Royal Dutch Shell -- Tendered  COM              780259206   497205    6085 SH       Sole               6085      0    0
Ryanair Holdings ADR           COM              783513104   223626    7800 SH       Sole               7800      0    0
Ryland Group                   COM              783764103   217009    9950 SH       Sole               9950      0    0
S & P 500 Spiders              COM              78462f103  1350189   10550 SH       Sole              10550      0    0
SPDR Home Builders             COM              78464a888   307241   18700 SH       Sole              18700      0    0
Southern Co.                   COM              842587107  1133154   32450 SH       Sole              32450      0    0
Sprint Nextel Corp             COM              852061100   751450   79100 SH       Sole              79100      0    0
Time Warner                    COM              887317105  1854440  125300 SH       Sole             125300      0    0
Toll Brothers Inc              COM              889478103   438282   23400 SH       Sole              23400      0    0
UBS AG Namen Akt               COM              h89231338   305065   14766 SH       Sole              14766      0    0
UnitedHealth Group Inc         COM              91324P102  1435875   54700 SH       Sole              54700      0    0
Wal-Mart Stores Inc.           COM              931142103  2874630   51150 SH       Sole              51150      0    0
Washington Mutual, Inc.        COM              939322103   775010  157203 SH       Sole             157203      0    0
XTO Energy Inc                 COM              98385X106   625153    9125 SH       Sole               9125      0    0
iShares EAFE Index Fund        COM              464287465   304894    4440 SH       Sole               4440      0    0
iShares MSCI Japan             COM              464286848   598560   48000 SH       Sole              48000      0    0
iShares Russell Midcap         COM              464287499   426399    4450 SH       Sole               4450      0    0
iShares S&P Eur 350            COM              464287861   797204    8200 SH       Sole               8200      0    0


ABN Amro Preferred G 6.08%     PREF             00372q100  1201200   70000 SH       Sole              70000      0    0
CORTS Trust for Ford Motor 8%  PREF             22082k209   785400   56100 SH       Sole              56100      0    0
Cohen and Steers Floating Rate PREF             19247w409   225000      90 SH       Sole                 90      0    0
ING Prime Rate Trust           PREF             44977w403   225000      90 SH       Sole                 90      0    0
Neuberger Berman Income        PREF             641261207   225000      90 SH       Sole                 90      0    0
Pimco Corporate Income Fund    PREF             72200u308   225000      90 SH       Sole                 90      0    0


BlackRock Corporate High Yield                  09255p107  1049904   95100 SH       Sole              95100      0    0
Fund VI
Franklin Universal Trust                        355145103   152515   23500 SH       Sole              23500      0    0
Western Asset Variable Rate                     957667108  4594614  307950 SH       Sole             307950      0    0


iShares GS $ InvesTop                           464287242  1105260   10900 SH       Sole              10900      0    0
Corporate Bond Fund


Boeing Jan 90 '09                                             7000     100          Sole                100      0    0
Consol Energy Jan 45 '09                                   2730000     400          Sole                400      0    0
Countrywide Financial Jan 30                                   515     515          Sole                515      0    0
'09
Intel Jan 20 '09                                             70875     225          Sole                225      0    0
Intl. Business Machines Jan                                  44400      20          Sole                 20      0    0
100 '09